Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

14.                               Employee Benefit Plans

ASC Topic 718, “Compensation — Retirement Benefits” requires employers to recognize the under- funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position.

Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants’ compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2012 and 2011 are as follows:

Change in Benefit Obligation
(in thousands)	2012	2011
Benefit obligations at beginning of year	$23,846	$20,489
Interest cost	1,077	1,095
Actuarial loss	1,707	2,995
Benefit paid	(750)	(733)
Benefit obligations at end of year	$25,880	$23,846

Change in Plan Assets
(in thousands)	2012	2011
Fair value of plan assets at beginning of year	$14,041	$14,059
Actual gain (loss) on plan assets	2,154	(260)
Benefits paid	(750)	(733)
Employer contribution	1,595	975
Fair value of plan assets at end of year	$17,040	$14,041

Funded Status
(in thousands)	2012	2011
Funded status	$(8,840)	$(9,805)
Unrecognized net actuarial loss/accumulated other comprehensive loss	11,512	11,365
Net amount recognized	$2,672	$1,560

A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2012	2011
Projected benefit obligation	$25,880	$23,846
Accumulated benefit obligation (“ABO”)	25,880	23,846
Fair value of plan assets	17,040	14,041
ABO less fair value of plan assets	8,840	9,805

Amounts recognized in the consolidated balance sheets at December 31, are as follows:

(in thousands)	2012	2011
Current Liabilities	$660	$1,595
Noncurrent Liabilities	8,180	8,210
Total Amount Recognized	$8,840	$9,805

Net Periodic Benefit Cost

The components of net periodic benefit cost are as follows:

	Year Ended December 31,
(in thousands)	2012	2011	2010
Interest cost	$1,077	$1,095	$1,088
Expected return on plan assets	(1,278)	(1,234)	(1,218)
Recognized net actuarial cost	685	353	154
Net periodic benefit cost	$484	$214	$24

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2012	2011	2010
Beginning of year	$(11,365)	$(7,230)	$(6,365)
Net actuarial losses	(832)	(4,488)	(1,019)
Amortization of net gains	685	353	154
Change in accumulated other comprehensive loss	$(11,512)	$(11,365)	$(7,230)

Pension Plan Assets

Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

	Allocation	2012	2011
Asset Category
Equity securities	70%	71%	73%
Debt securitites and cash	30	29	27
	100%	100%	100%

The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

The following table presents our plan assets using the fair value hierarchy as of December 31, 2012 and 2011.

Fair Value Measurement
(in thousands)	2012	2011
Level 1
Equity securities	$12,113	$10,205
Debt securities and cash	4,927	3,836
Level 2	—	—
Level 3	—	—
	$17,040	$14,041

Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

The Company contributed $1.6, $1.0 and $0.9 million to the pension plan during the years ended December 31, 2012, 2011 and 2010, respectively. The Company expects to make contributions of approximately $0.7 million in 2013.

Estimated Future Benefit Payments

The following benefit payments are expected to be paid:

(in thousands)
2013	$843
2014	890
2015	939
2016	1,002
2017	1,076
2018 to 2022	6,243

Pension Plan Assumptions

The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	4.09%	4.67%	5.92%
Expected return on assets	8.00%	8.00%	8.00%

Weighted-average actuarial assumptions used to determine net periodic benefit cost:
Discount rate	4.67%	5.42%	5.92%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”) and covers substantially all of the Company’s employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.8, $1.4 and $1.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company is self-insured for employee health care up to $140,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers’ compensation and automobile liability coverage with related deductibles. The Company is liable for up to $250,000 per individual workers’ compensation claim and up to $250,000 per accident for automobile liability claims. Self-insurance and deductible costs are included in other accrued expenses in the consolidated balance sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.